Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

(10) Debt

The following table summarizes the components of the carrying value of debt:

	December 31,	December 31,
	2022	2021
Credit Agreement	$10,000	$10,000
Payment of principal	(2,244)	—
Unamortized deferred issuance costs	(828)	(1,583)
Exit fee accretion	191	114
Total debt	$7,119	$8,531

Current portion	$5,600	$2,222
Long-term portion, net	1,519	6,309

Credit Agreement

On May 29, 2020 (the “Credit Agreement Closing Date”), the Company entered into a $50,000 Credit Agreement (the “Credit Agreement”) by and among the Company, Wilmington Trust, National Association, in its capacity as the agent (“Agent”), and MAM Eagle Lender, LLC, as the lender (together with any other lenders under the Credit Agreement from time to time, collectively, the “Lenders”). The Credit Agreement provides for a term loan in the original principal amount of $10,000 (the “Tranche One Loans”) funded on the Credit Agreement Closing Date. Pursuant to the terms of the Credit Agreement, there are four additional tranches of term loans, in an aggregate original principal amount of $40,000 (the “Tranche Two Loans”, “Tranche Three Loans”, “Tranche Four Loans” and the “Tranche Five Loans”, and collectively with the Tranche One Loans, the “Term Loans” and each a “Term Loan”). As of December 31, 2022, no funds have been drawn from the additional tranches and are not expected to be drawn in the future.

The Term Loans will bear interest at a per annum rate equal to 13.5%, with monthly, interest-only payments until the date that is three years prior to the Maturity Date (as defined below) (the “Amortization Date”). The maturity date of the Credit Agreement is May 29, 2025, but may be extended to May 29, 2026 provided that the EBITDA (as defined in the Credit Agreement) for the consecutive twelve-month period ending on or immediately prior to May 29, 2022 is greater than $10,000 (such date, “Maturity Date”), which the Company did not achieve. Beginning on the Amortization Date, the Company was obligated to pay amortization payments (in addition to the interest stated above) on such date and each month thereafter in equal month installments of principal based on an amortization schedule of thirty-six months. Any unpaid principal amount of the Term Loans is due and payable on the Maturity Date.

Subject to certain exceptions, the Company is required to make mandatory prepayments of the Term Loans, with the proceeds of asset sales, extraordinary receipts, debt issuances and specified other events. The Company may make voluntary prepayments in whole or in part, subject to a prepayment premium equal to (i) with respect to any prepayment paid on or prior to the third anniversary of the Tranche One Loan (or, in the case of each of the Tranche Two Loans, Tranche Three Loans, Tranche Four Loans or Tranche Five Loans, the third anniversary of the date each such loan is funded), the remaining scheduled payments of interest that would have accrued on the Term Loans being prepaid, repaid or accelerated, but that remained unpaid, in no event to be less than 5.0% of the principal amount of the Term Loan being prepaid, and (ii) with respect to any prepayment paid after the third but prior to the fourth anniversary of the Tranche One Loan (or, in the case of each of the Tranche Two Loans, Tranche Three Loans, Tranche Four Loans or Tranche Five Loans, the fourth anniversary of the date each such loan is funded), 3.0% of the principal amount of the Term Loan being prepaid. In addition, an exit fee will be due and payable upon prepayment or repayment of the Term Loans (including, without limitation, on the Maturity Date) equal to the lesser of 2.5% of the sum of the aggregate principal amount of the Term Loans advanced or approved to be advanced by the Lenders and $700; provided that such exit fee will be equal to $700 if fee is paid in conjunction with a change of control that occurs in connection with the payoff or within 6 months thereof. As of December 31, 2022, the Company will have to pay a 2.5% exit fee, which is $250 at the current outstanding loan balance and is being accreted to the carrying amount of the debt using the effective interest method over the term of the loan.

The Credit Agreement contains certain usual and customary affirmative and negative covenants, as well as financial covenants including a minimum liquidity requirement of $5,000 at all times (the “Minimum Liquidity Covenant”) and minimum EBITDA levels that the Company may need to satisfy on a quarterly basis beginning in September 2021, subject to borrowing levels. As of December 31, 2022, the Company was in compliance with the Minimum Liquidity Covenant as the minimum EBITDA criteria is not applicable until additional tranches are drawn. As of December 31, 2022, borrowings under the Credit Agreement are classified based on their schedule maturities.

In connection with the Credit Agreement, the Company issued a warrant to MAM Eagle Lender, LLC to purchase 376 shares of the Company’s common stock, at an exercise price equal to $6,426.00 per share. See Note 12(c) for additional information. The warrant is exercisable through May 29, 2027.

The Company recorded debt issuance costs for the Credit Agreement of $1,496 plus the fair value of warrants of $1,423, which are being amortized using the effective interest method over the term of Credit Agreement. Debt issuance cost amortization is included in interest expense within the Consolidated Statements of Operations. As of December 31, 2022, the effective interest rate was 31.77%, which takes into consideration the non-cash amortization of the debt issuance costs and accretion of the exit fee. The Company recorded debt issuance cost amortization related to the Credit Agreement of $960 and $844 for the years ended December 31, 2022 and 2021, respectively.

On August 1, 2022, the Company entered into Amendment No. 1 and Waiver to Credit Agreement, or the Amendment, with MAM Eagle Lender. Pursuant to the terms of the Amendment, the lenders waived any default under the credit agreement (including the imposition of a default interest rate with respect to the default) resulting from our failure to comply with the Minimum Liquidity Covenant. In addition, the Amendment, among other items, (i) provides that 30% of any cash proceeds received by the Company from certain potential strategic licensing transactions shall be used to prepay amounts outstanding under the credit agreement; and (ii) decreases the amount of cash the Company is required to maintain pursuant to the Minimum Liquidity Covenant to $3,000 for a period beginning on August 1, 2022, and ending on August 31, 2022, at which point the amount required pursuant to the Minimum Liquidity Covenant shall increase to $5,000.

On October 24, 2022, the Company entered into Amendment No. 2 and Waiver to Credit Agreement, or the Amendment, with MAM Eagle Lender. Pursuant to the terms of the Amendment, the Credit Agreement is amended such that the Company must repay the principal thereunder (i) on the first business day of each month until the Interest Payment Date on December 1, 2022, in equal monthly installments of principal based on an amortization schedule of 36 months, (ii) an additional payment of principal in the amount of $300 prior to December 31, 2022 and (iii) commencing on the Interest Payment Date on January 2, 2023 and on each Interest Payment Date thereafter until the obligations have been repaid in full, the principal amount of $500. In addition, the Amendment decreases the minimum cash covenant the Company is required to maintain under the Credit Agreement to (i) $3,000 for the period beginning on October 1, 2022, and ending on November 30, 2022, (ii) $4,500 for the period beginning on December 1, 2022, and ending on February 28, 2023, and (iii) $4,000 from and after March 1, 2023. Further, the Company has agreed that prior to December 31, 2022, it shall not, without the prior written consent of the Lenders, make or permit any payment under its agreements with Alkermes. In consideration for the Amendment, the Company agreed to pay the Agent an amendment fee of $5 and the Lender an amendment fee of $200.

On December 1, 2022, the Company entered into Amendment No. 3 to Credit Agreement with MAM Eagle Lender. Pursuant to the terms of the amendment, the amendment decreases the minimum cash covenant the Company is required to maintain under the credit agreement to (a) from October 1, 2022 to December 6, 2022 to not be less than $3,000 at any time, (b) from

December 7, 2022 to February 28, 2023 to not be less than $4,500, and (c) from and after March 1, 2023 to not be less than $4,000.

In January 2023, the Company entered into Amendment No. 4 to Credit Agreement with MAM Eagle Lender. Pursuant to the terms of the amendment, the credit agreement was amended such that the Company must make (i) a payment of principal in the amount of $500 on January 3, 2023, (ii) a payment of principal in the amount of $300 on February 1, 2023 and March 1, 2023, and (iii) on the interest payment date on April 3, 2023 and on each interest payment date thereafter until the obligations are repaid in full, a payment in the principal amount of $500. In addition, the amendment decreases the minimum cash covenant the Company is required to maintain under the credit agreement, or the Minimum Liquidity Covenant, to (i) $3,000 for the period beginning on October 1, 2022, and ending on December 6, 2022, (ii) $4,500 for the period beginning on December 7, 2022, and ending on January 10, 2023, (iii) $2,225 for the period beginning on January 11, 2023, and ending on February 28, 2023, and (iv) $3,000 from and after March 1, 2023. Further, the Company agreed that prior to April 30, 2023, it will not, without the prior written consent of MAM Eagle Lender, make or permit any payment under its agreements with Alkermes.

As a result of the liquidity conditions discussed in Note 2, the Company is not expected to be able to comply with the Minimum Liquidity Covenant, as amended, over the next twelve months without additional capital financing. If the Company is unable to maintain its Minimum Liquidity Covenant, it is reasonably possible that the Lenders could demand repayment of the borrowings under the Credit Agreement during the next twelve months.